ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS	12 Months Ended
Mar. 31, 2021
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS
ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

15. ADVANCE FROM BUYERS COLLECTED ON BEHALF OF SELLERS

	March 31,	March 31,
	2020	2021
	RMB	RMB

Advance from buyers collected on behalf of sellers	110,493	—

When facilitating online used car transaction, the Group connects sellers and buyers and provides service in relation to the cash flow remittance, for example, the Group collects the cash from buyers and remits to sellers. The balance represents the advance payments collected from buyers, which are subsequently paid to sellers in a short period of time.

Starting from September 2020, the Company starts to build its own inventory. Instead of collections of advances from buyers on behalf of sellers, the Company purchased used vehicles and payments received prior to delivery or pick-up of used vehicles are recorded as “Other payables and other current liabilities” within the Consolidated Balance Sheets.